Shareholders’ Equity - Schedule of Warrant Activities (Details) - $ / shares						6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Schedule of Warrant Activities [Abstract]
Ordinary Shares Number Outstanding, Warrants Outstanding Balance	[1]	2,475,665	20	20	171	2,475,665	20
Weighted Average Exercise Price, Warrants Outstanding Balance	[1]	$ 1.31	$ 960	$ 960	$ 960	$ 1.31	$ 960
Remaining Life in Years, Warrants Outstanding Balance		1 year 5 months 15 days	3 years 3 months 18 days	3 years 9 months 18 days	4 years 3 months 18 days
Ordinary Shares Number Outstanding, Warrants Exercisable Balance	[1]	2,475,665	20	20		2,475,665	20
Weighted Average Exercise Price, Warrants Exercisable Balance	[1]	$ 1.31	$ 960	$ 960		$ 1.31	$ 960
Remaining Life in Years, Warrants Exercisable Balance		1 year 5 months 15 days	3 years 3 months 18 days	3 years 9 months 18 days
Ordinary Shares Number Outstanding, Warrants Granted	[1]					3,242,815
Weighted Average Exercise Price, Warrants Granted	[1]					$ 0.99
Remaining Life in Years, Warrants Granted
Ordinary Shares Number Outstanding, Warrants Exercises	[1]					767,170	151
Weighted Average Exercise Price, Warrants Exercises	[1]					$ 0.00005	$ 960
Remaining Life in Years, Warrants Exercised
Ordinary Shares Number Outstanding, Warrants Expired	[1]
Weighted Average Exercise Price, Warrants Expired	[1]

[1]	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.